highlighting the increasing of time deposit funding and the keeping of financial letters (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customers Funding 0 Days 30 [Member]
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 39,574	R$ 35,550	R$ 29,524
Savings accounts	65,220	62,210	49,040
Time deposits	92,496	77,298	53,321
Interbank deposit	763	818	871
Funds from acceptances and issuance of securities	5,621	7,544	3,921
Borrowings and Onlendings		3,189	5,077
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Total	203,674	186,609	141,754
Customers Funding Total [Member]
IfrsStatementLineItems [Line Items]
Demand deposits	39,574	35,550	29,524
Savings accounts	65,220	62,210	49,040
Time deposits	308,950	279,778	190,344
Interbank deposit	4,001	5,145	4,299
Funds from acceptances and issuance of securities	88,089	70,628	85,963
Borrowings and Onlendings	90,709	67,760	54,880
Subordinated Debts / Debt Instruments Eligible to Compose Capital	19,641	13,120	10,175
Total	R$ 616,184	R$ 534,191	R$ 424,225
Customers Funding Percent [Member]
IfrsStatementLineItems [Line Items]
Demand deposits	100000.00%	100.00%	100.00%
Savings accounts		100.00%	100.00%
Time deposits	30.00%	28.00%	28.00%
Interbank deposit	19.00%	16.00%	20.00%
Funds from acceptances and issuance of securities	6.00%	11.00%	5.00%
Borrowings and Onlendings	0.00%	5.00%	9.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0.00%	0.00%	0.00%
Total	33.00%	100.00%	33.00%